Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 2,965	$ 3,886
Goods in transit	4,180	4,067
Work in progress	2,248	2,569
Finished goods	3,930	4,028
Inventories	$ 13,323	$ 14,550